Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Payables and other current liabilities
Payables and other current liabilities
The composition of “Payables and other current liabilities” at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Payables	13,868	13,536
Trade payables	8,457	7,943
Payables to suppliers of property, plant and equipment	3,237	3,580
Debt for spectrum acquisition	251	172
Other payables	1,092	1,115
Dividends pending payment	311	235
Associates and joint ventures payables (Note 9)	520	491
Other current liabilities	1,617	1,559
Contract liabilities (Note 20)	1,335	—
Deferred revenue	106	1,387
Advances received	176	172
Total	15,485	15,095

At December 31, 2018, “Debt for spectrum acquisition” comprised the deferred portion of the current pending payment for acquiring the spectrum in Mexico for an equivalent of 79 million euros (72 million at December 31, 2017, see Note 18) and the pending payment portion for the acquisition in 2018 of spectrum by Telefónica Mexico for 107 million euros (see Note 6).

At December 31, 2017 it also included the current pending payment portion for reframing the radioelectric spectrum acquired in 2014 by Telefónica Brazil for an equivalent of 36 million euros (see Note 18).

“Deferred revenue” primarily included at December 31, 2017 the amount of deferred revenue from sales of prepay cards, handsets transferred to the distributor, rights of use on the cable network and activation fees not yet recognized in the income statement. At December 31, 2018 these items are included in contractual liabilities (see Note 20). At December 31, 2018 grants are also included and amounted to 16 million euros (15 million euros at December 31, 2017).

The composition of current "Other payables" at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Accrued employee benefits	611	696
Other non-financial non-trade payables	481	419
Total	1,092	1,115

“Other non-financial non-trade payables” at December 31, 2018 included the pending payment of 49 million euros corresponding to Telefónica, S.A.’s irrevocable commitment acquired in 2015 to pay a 325 million euros donation to Fundación Telefónica as part of the financing needed to implement the social programs and activities it currently performs or could initiate in the short and medium terms to fulfill its purpose as a foundation (145 million euros at December 31, 2017).
Information on average payment period to suppliers. Third additional provision, “Information requirement” of Law 15/2010 of July 5.
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2018	2017
Number of days
Weighted average maturity period	49	53
Ratio of payments	50	54
Ratio of outstanding invoices	44	41
Millions of euros
Total payments	6,770	6,703
Outstanding invoices	1,190	847

The Telefónica Group’s Spanish companies adapted their internal processes and payment schedules to the provisions of Law 15/2010 (amended by Law 31/2014) and Royal Decree-Law 4/2013, amending Law 3/2004, which establishes measures against late payment in commercial transactions. Engagement conditions with commercial suppliers in 2018 included payment periods of up to 60 days, according to the terms agreed between the parties.
For efficiency purposes and in line with general business practices, Telefónica Group companies in Spain have agreed payment schedules with suppliers, whereby most of the payments are made on set days of each month. Invoices falling due between two payment days are settled on the following payment date in the schedule.
Payments to Spanish suppliers in 2018 surpassing the established legal limit were the result of circumstances or incidents beyond the payment policies, mainly the delay in issuing invoices (legal obligation of the supplier), the closing of agreements with suppliers over the delivery of goods or rendering of services, or occasional processing issues.
The average payment period to suppliers of the Telefónica Group’s companies in Spain in 2018, calculated in accordance with the only additional provision of the Resolution of the Instituto de Contabilidad y Auditoría de Cuentas (Spanish Accounting and Audit Institute) of January 29, 2016, amounted to 49 days (53 days in 2017).